SUBSIDIARY PUBLIC ISSUERS (Details - Balance Sheet) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Disclosure of subsidiaries [line items]
Current assets	$ 1,666	$ 907
Current liabilities	2,514	1,733
Equity	14,282	12,672	$ 8,763		$ 8,881
Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Equity	6,298	5,589	2,587	$ 2,062
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Equity	58	55	52	59
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Equity	2,843	2,680	2,559	2,865
Preferred equity
Disclosure of subsidiaries [line items]
Equity	616	576	$ 610	$ 728
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	32	26
Long-term assets	4,483	3,779
Current liabilities	43	33
Long-term liabilities	0	0
Equity	511	324
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	412	0
Long-term assets	262	620
Current liabilities	7	9
Long-term liabilities	0	0
Equity	0	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	616	576
Finco
Disclosure of subsidiaries [line items]
Current assets	1,691	1,581
Long-term assets	0	0
Current liabilities	180	19
Long-term liabilities	1,505	1,556
Equity	0	0
Holding Entities
Disclosure of subsidiaries [line items]
Current assets	525	150
Long-term assets	20,142	18,415
Current liabilities	3,024	2,971
Long-term liabilities	693	738
Equity	516	324
Holding Entities | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Equity	2,843	2,680
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	2,816	2,092
Long-term assets	29,508	27,250
Current liabilities	3,071	1,644
Long-term liabilities	12,670	12,775
Equity	0	0
Other Subsidiaries | Participating Non-controlling Interests Operating Subsidiaries
Disclosure of subsidiaries [line items]
Equity	6,298	5,589
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,810)	(2,942)
Long-term assets	(25,157)	(23,234)
Current liabilities	(3,811)	(2,943)
Long-term liabilities	(760)	(1,737)
Equity	$ (516)	$ (324)